Commitments and Contingent Liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Commitments and Contingent Liabilities [Line Items]
Percentage of grants repayments	100.00%
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of royalties	3.00%
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of royalties	5.00%
IIA [Member]
Commitments and Contingent Liabilities [Line Items]
Amount of grants received (in Dollars)	$ 9,910